Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Finished goods	¥ 363,685	¥ 406,443
Work in process	144,394	128,120
Raw materials	20,088	19,210
Inventories (Note 4)	¥ 528,167	¥ 553,773